Related Party Transactions (Details) - USD ($)					1 Months Ended						3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 12, 2024	Jun. 28, 2024	Mar. 07, 2022	Dec. 28, 2021	Sep. 22, 2023	Aug. 22, 2023	Jun. 22, 2023	May 22, 2023	Apr. 22, 2022	Apr. 19, 2022	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Aug. 22, 2024	Jan. 07, 2024	Nov. 29, 2023	Aug. 21, 2023	Aug. 18, 2023	Jul. 21, 2023	Jul. 18, 2023	Jun. 20, 2023	May 19, 2023	May 17, 2023	Apr. 21, 2023	Apr. 19, 2023	Feb. 05, 2023	Jan. 26, 2023	Jan. 20, 2023
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)											3,218,499	3,218,499		3,218,499	3,218,499
Common stock, shares outstanding (in Shares)											3,218,499	3,218,499		3,218,499	3,218,499
Repayment of promissory note												$ 1,100,000			$ 250,000
Deposited											$ 1,000,000	1,000,000		1,000,000		$ 18,564.2			$ 120,000		$ 120,000		$ 120,000	$ 120,000	$ 120,000	$ 120,000	$ 120,000			$ 1,150,000
Trust account																														575,000
Cover working capital					$ 80,000	$ 40,000	$ 80,000
Promissory notes to related party														1,660,000	0
Working capital loans
Administrative expenses										$ 10,000	$ 30,000	$ 90,000		120,000	80,000
Fees paid														120,000	80,000
Accrued administrative support expenses																													$ 80,000
Initial public offering filings fee														29,359	$ 18,050
Periodic compliance filings fee														1,000
Insider shares percentgae												50.00%
Working capital								$ 80,000
Price per share (in Dollars per share)											$ 0.1	$ 0.1					$ 10										$ 10.29
Convertible note	$ 1,100,000
Paid to sponsor												$ 170,000
Accrued expenses											$ 40,000	40,000		120,000
Incurred amoount											1,600	4,450
Payable for milestone		$ 267,000
Legal fees											67,000
Initial Stockholders [Member]
Related Party Transactions [Line Items]
Ownership percentage				20.00%
Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate amount																												$ 250,000		575,000
Notes payable											$ 2,237,000	$ 2,237,000
Promissory Note 3 [Member]
Related Party Transactions [Line Items]
Repayment of promissory note	200,000
Promissory Note 4 [Member]
Related Party Transactions [Line Items]
Repayment of promissory note	75,000
Promissory Note 1 [Member]
Related Party Transactions [Line Items]
Repayment of promissory note	575,000
Promissory Note 2 [Member]
Related Party Transactions [Line Items]
Repayment of promissory note	$ 250,000
Convertible Notes [Member]
Related Party Transactions [Line Items]
Notes payable														$ 1,660,000
Business combination [Member]
Related Party Transactions [Line Items]
Business combination, Share Price (in Dollars per share)	$ 10										$ 12.5	$ 12.5		$ 12.5
Business Combination [Member]
Related Party Transactions [Line Items]
Business combination remaining percentage											50.00%	50.00%		50.00%
Stockholders [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)				2,875,000
Aggregated consideration				$ 25,000
Price per share (in Dollars per share)				$ 0.0087
Shares forfeiture (in Shares)				375,000
DRIVEiT [Member]
Related Party Transactions [Line Items]
Deposited	$ 1,100,000
Notes payable											$ 1,100,000	$ 1,100,000
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Incurred amoount												$ 1,000
Sponsor [Member]
Related Party Transactions [Line Items]
Surrendered shares (in Shares)			1,150,000
Common stock, shares issued (in Shares)			1,150,000
Deposited																				$ 120,000		$ 120,000	60,000			120,000
Cover working capital								$ 80,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate amount				$ 500,000													$ 540,000	$ 35,000		200,000		160,000	40,000		200,000	200,000		$ 250,000		$ 575,000
Sponsor [Member] | Promissory Note 3 [Member]
Related Party Transactions [Line Items]
Aggregate amount																										$ 200,000
Sponsor [Member] | Promissory Note 4 [Member]
Related Party Transactions [Line Items]
Aggregate amount																									$ 200,000
Sponsor [Member] | Promissory Note 5 [Member]
Related Party Transactions [Line Items]
Aggregate amount																							$ 40,000
Sponsor [Member] | Promissory Note 6 [Member]
Related Party Transactions [Line Items]
Aggregate amount																						$ 160,000
Sponsor [Member] | Promissory Note 7 [Member]
Related Party Transactions [Line Items]
Aggregate amount																				$ 200,000
Sponsor [Member] | Promissory Note 8 [Member]
Related Party Transactions [Line Items]
Aggregate amount																		$ 35,000
Insider Shares [Member]
Related Party Transactions [Line Items]
Common stock, shares issued (in Shares)											3,218,499	3,218,499		3,218,499
Common stock, shares outstanding (in Shares)											3,218,499	3,218,499		3,218,499
IPO [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)									10,000,000
Aggregated consideration									$ 100,000,000
Repayment of promissory note									$ 250,000